Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Other comprehensive income relating to Barclays Africa discontinued operations (Details) - Barclay's Africa Banking Group Limited (BAGL) [member] - GBP (£)
£ in Millions
	5 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Statement of comprehensive income
Available for sale assets	£ (3)	£ 0	£ (9)
Currency translation reserves	(38)	0	1,451
Cash flow hedge reserves	19	0	89
Other comprehensive (loss)/income, net of tax from discontinued operations	£ (22)	£ 0	£ 1,531